Share Based Compensation	12 Months Ended
Dec. 31, 2022
Share Based Compensation
Share Based Compensation

26. Share-Based Compensation

Share-Based Compensation Expense

Included in the Consolidated Statements of Comprehensive Income within Operating, Selling and General expense are the following share-based compensation amounts:

($ millions)	2022	2021
Equity-settled plans	17	21
Cash-settled plans	484	301
Total share-based compensation expense	501	322

Liability Recognized for Share-Based Compensation

Included in the Consolidated Balance Sheets within accounts payable and accrued liabilities and other long-term liabilities are the following fair value amounts for the company’s cash-settled plans:

	December 31	December 31
($ millions)	2022	2021
Current liability	326	153
Long-term liability (note 22)	469	291
Total Liability	795	444

The intrinsic value of the vested awards at December 31, 2022 was $415 million (December 31, 2021 – $200 million).

Stock Option Plans

Suncor grants stock option awards as a form of retention and incentive compensation.

Stock options granted by the company provide the holder with the right to purchase common shares at the market price on the grant date, subject to fulfilling vesting terms. Options granted have a seven-year life, vest annually over a three-year period and are accounted for as equity-settled awards.

The weighted average fair value of options granted during the period and the weighted average assumptions used in their determination are as noted below:

	2022	2021
Annual dividend per share (dollars)	1.88	1.05
Risk-free interest rate	1.73%	0.49%
Expected life	5 years	5 years
Expected volatility	42%	40%
Weighted average fair value per option (dollars)	9.27	5.40

The expected life is based on historical stock option exercise data and current expectations. The expected volatility considers the historical volatility in the price of Suncor’s common shares over a period similar to the life of the options, and is indicative of future trends.

The following table presents a summary of the activity related to Suncor’s stock option plans:

	2022		2021

		Weighted		Weighted
		Average		Average
	Number	Exercise Price	Number	Exercise Price
	(thousands)	($)	(thousands)	($)
Outstanding, beginning of year	37 090	38.39	38 373	39.65
Granted	2 191	37.22	3 457	22.71
Exercised as options for common shares	(13 158)	37.69	(245)	29.82
Forfeited/expired	(5 055)	38.99	(4 495)	37.62
Outstanding, end of year	21 068	38.55	37 090	38.39
Exercisable, end of year	16 407	40.19	28 421	39.87

For the options outstanding at December 31, 2022, the exercise price ranges and weighted average remaining contractual lives are shown below:

	Outstanding			Exercisable

		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
	Number	Contractual Life	Exercise	Number	Exercise
Exercise Prices ($)	(thousands)	(years)	Price ($)	(thousands)	Price ($)
22.63-24.99	2 658	5	22.65	1 064	22.65
25.00-29.99	9	5	29.31	3	29.34
30.00-34.99	731	-	30.30	718	30.28
35.00-39.99	6 176	4	38.37	3 255	38.85
40.00-44.99	11 298	2	42.73	11 235	42.75
45.00-49.99	101	5	48.05	44	48.41
50.00-54.27	95	3	52.78	88	52.85
Total	21 068	3	38.55	16 407	40.19

Common shares authorized for issuance by the Board of Directors that remain available for the granting of future options:

(thousands)	2022	2021
	27 901	25 037

Share Unit Plans

Suncor grants share units as a form of retention and incentive compensation. Share unit plans are accounted for as cash-settled awards.

(a) Performance Share Units (PSUs)

A PSU is a time-vested award entitling employees to receive varying degrees of cash (0%–200% of the company’s share price at time of vesting) contingent upon Suncor’s total shareholder return (stock price appreciation and dividend income) relative to a peer group of companies. Cash payments for awards granted in 2019 and onwards are contingent upon Suncor’s total shareholder return and annual return on capital employed performance. PSUs vest approximately three years after the grant date.

(b) Restricted Share Units (RSUs)

A RSU is a time-vested award entitling employees to receive cash calculated based on an average of the company’s share price leading up to vesting. RSUs vest approximately three years after the grant date.

In 2022, Syncrude’s Long Term Incentive Plans (LTIP) of approximately $123 million were converted into Suncor RSUs at a conversion price of $30.93.

(c) Deferred Share Units (DSUs)

A DSU is redeemable for cash or a common share for a period of time after a unitholder ceases employment or Board membership. The DSU Plan is limited to executives and members of the Board of Directors. Members of the Board of Directors receive an annual grant of DSUs as part of their compensation and may elect to receive their fees in cash only or in increments of 50% or 100% allocated to DSUs. Executives may elect to receive their annual incentive bonus in cash only or in increments of 25%, 50%, 75% or 100% allocated to DSUs.

The following table presents a summary of the activity related to Suncor’s share unit plans:

(thousands)	PSU	RSU	DSU
Outstanding, December 31, 2020	2 285	15 095	1 385
Granted	1 285	11 954	164
Redeemed for cash	(751)	(4 609)	(167)
Forfeited/expired	(53)	(1 003)	-
Outstanding, December 31, 2021	2 766	21 437	1 382
Granted	947	13 235	187
Redeemed for cash	(794)	(4 533)	(238)
Forfeited/expired	(710)	(1 877)	-
Outstanding, December 31, 2022	2 209	28 262	1 331

Stock Appreciation Rights (SARs)

A SAR entitles the holder to receive a cash payment equal to the difference between the stated exercise price and the market price of the company’s common shares on the date the SAR is exercised, and is accounted for as a cash-settled award.

SARs have a seven-year life and vest annually over a three-year period.

	2022		2021

		Weighted		Weighted
		Average		Average
	Number	Exercise Price	Number	Exercise Price
	(thousands)	($)	(thousands)	($)
Outstanding, beginning of year	463	39.06	509	39.25
Granted	10	36.76	10	22.63
Exercised	(121)	37.18	—	—
Forfeited/expired	(65)	38.25	(56)	37.78
Outstanding, end of year	287	39.95	463	39.06
Exercisable, end of year	242	40.82	357	39.68